Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 437,813	$ 714,400
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(3,013)	(3,881)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,350,267	1,221,471
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(43,995)	(21,414)
Available-for-sale securities with unrealized losses, Total fair value	1,788,080	1,935,871
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(47,008)	(25,295)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	647,484	549,532
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(11,468)	(2,862)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	724,974	288,830
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(23,450)	(6,552)
Held-to-maturity securities with unrealized losses, Total fair value	1,372,458	838,362
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(34,918)	(9,414)
US government and federal agencies
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	372,283	467,958
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,586)	(2,461)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,027,638	1,043,601
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(36,070)	(17,940)
Available-for-sale securities with unrealized losses, Total fair value	1,399,921	1,511,559
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(37,656)	(20,401)
Non-US governments debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	22,360	22,360
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(398)	(386)
Available-for-sale securities with unrealized losses, Total fair value	22,360	22,360
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(398)	(386)
Corporate debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	14,914	76,016
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(114)	(225)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	63,799	49,964
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(1,350)	(555)
Available-for-sale securities with unrealized losses, Total fair value	78,713	125,980
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(1,464)	(780)
Asset-backed securities - Student loans
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	12,626	12,493
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(664)	(797)
Available-for-sale securities with unrealized losses, Total fair value	12,626	12,493
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(664)	(797)
Commercial mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	812	98,822
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(709)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	117,379	36,766
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(2,603)	(587)
Available-for-sale securities with unrealized losses, Total fair value	118,191	135,588
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(2,603)	(1,296)
Residential mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	49,804	71,604
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,313)	(486)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	106,465	56,287
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(2,910)	(1,149)
Available-for-sale securities with unrealized losses, Total fair value	156,269	127,891
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (4,223)	$ (1,635)